Sep. 06, 2017
PACE® Alternative Strategies Investments
PACE® Alternative Strategies Investments

PACE® Select Advisors Trust

Prospectus Supplement  | September 6, 2017

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2016, as supplemented.

Includes:

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE Alternative Strategies Investments (the "fund"), a series of PACE Select Advisors Trust (the "Trust").

At the recommendation of UBS Asset Management (Americas), Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees has appointed Kettle Hill Capital Management, LLC ("Kettle Hill") to serve as a new subadvisor to the fund. Kettle Hill will assume investment advisory responsibility with respect to the fund's portfolio effective on or around September 6, 2017.

Effective immediately the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Management process" beginning on page 70 of the Multi-Class Prospectus and page 69 of the Class P Prospectus is revised by inserting the following as the second to last bullet point under the fourth paragraph of that section:

• A "long/short US, small cap equity" strategy in which the subadvisor primarily buys securities of US small capitalization companies "long" that the subadvisor believes will out-perform the market, and sells securities of US small capitalization companies "short" that the subadvisor believes will underperform the market.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 74 of the Multi-Class Prospectus and page 73 of the Class P Prospectus is revised by inserting the following as the third to last sentence of the first paragraph of that section:

Kettle Hill assumed day-to-day management of a separate portion of the fund's assets on September 6, 2017.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.